Property and Equipment, Net	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Lab equipment	$26,712	$31,188
Office equipment	3,822	3,573
Furniture and fixtures	1,248	1,221
Leasehold improvements	12,301	13,583
Assets under construction	17,406	13,186
Less: accumulated depreciation	(26,822)	(27,542)
Total property and equipment, net	$34,667	$35,209

Depreciation expense for the three months ended March 31, 2023 and 2022 was $1.9 million and $2.0 million, respectively.